Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
The following section has been prepared in accordance with the SEC’s pay versus performance (“PvP”) disclosure rule. The PvP rule requires public companies to disclose information reflecting the relationship between the company’s financial performance and a new definition of pay, referred to as “Compensation Actually Paid.” The Compensation Actually Paid amounts shown below do not reflect actual compensation paid to or earned by our NEOs, and Compensation Actually Paid was not used by the Compensation Committee to make any compensation decisions.
The table below includes the required PvP disclosures for the Principal Executive Officer (“PEO”) and the average non-PEO NEO for fiscal years 2023, 2022, 2021 and 2020. Detailed information on the calculation of the Compensation Actually Paid amounts for the applicable year can be found in footnote (2) below.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 investment based on:		Net Income ($M)(5)	Adjusted Earnings Per Share ($)(6)
					Otis TSR(4)	Peer Group TSR(4)
2023	15,924,194	21,050,577	5,576,098	6,457,863	199	216	1,406	3.54
2022	14,477,875	15,281,897	3,457,622	2,196,543	172	183	1,253	3.17
2021	13,770,306	26,766,637	3,956,450	7,555,268	188	193	1,246	3.01
2020	11,987,312	17,995,581	4,508,897	5,098,198	144	160	906	2.52
(1)	The PEO for each year shown in this table is Ms. Marks.
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. In 2023, Otis hired Ms. Embree and Mr. Miñarro Viseras. They contributed to the higher “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2023 due to their sign-on awards. In contrast, in 2022, our former CFO left employment and forfeited certain equity awards granted to him. His departure contributed to the lower “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2022.The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Summary Compensation Table Total for PEO	2023
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-11,672,600
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	12,222,301
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	2,971,889
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	1,072,146
Increase based on dividends or other earnings paid during year prior to vesting date of award	532,647
Total Adjustments	5,126,383
Adjustments from Average Summary Compensation Table Total for Non-PEO NEOs	2023
Average deduction for change in actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table(7)	-890
Average increase for service cost of pension plans(7)	2,250
Average deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-3,881,172
Average increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	4,400,944
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	192,372
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	105,847
Average deduction of fair value of awards granted prior to year that were forfeited during year(8)	–
Average increase based on dividends or other earnings paid during year prior to vesting date of award	62,414
Total Adjustments	881,765
(3)	The names of the non-PEO NEOs in each fiscal year are listed in the table below.
2023	2022	2021	2020
A. Maheshwari	A. Maheshwari	R. Ghai	R. Ghai
P. Zheng	R. Ghai	P. Zheng	P. Zheng
T. Embree	P. Zheng	N. LaFreniere	N. LaFreniere
E. Miñarro Viseras	N. LaFreniere	S. de Montlivault	S. de Montlivault
	S. de Montlivault		M. Eubanks
(4)
Otis became an independent publicly traded company on April 3, 2020. The TSR calculations for Otis and the Peer Group are based on a fixed $100 investment from April 3, 2020, through the end of 2023, assuming reinvestment of dividends until the last day of each reporting fiscal year. The Peer Group, for purpose of this table, is the S&P 500 Industrials Sector Index.

(5)	This represents Otis’ net income calculated in accordance with GAAP.
(6)
The Compensation Committee has made the assessment that adjusted earnings per share (“adjusted EPS”), which is calculated on a diluted basis, represents the most important financial measure used by Otis to link Compensation Actually Paid to our PEO and non-PEO NEOs for 2023 to our performance. Adjusted EPS is the performance measure that has the greatest weighting under our PSUs. We grant 50% of each NEO’s LTI opportunity as PSUs. See Appendix A on pages 98-101 for information on how adjusted EPS is calculated from our audited financial statements.

(7)
Ms. LaFreniere is a participant in the PPP, and Messrs. de Montlivault and Miñarro Viseras participate in the TCN Plan and the Spanish Defined Benefit – Policy 7179, respectively. None of our other NEOs participate in an Otis-sponsored pension plan.

(8)
For awards granted prior to 2020, we measure the increase or decrease in fair value from April 3, 2020, the date we became an independent publicly traded company. A binomial lattice model was used to estimate the fair value of the SARs. Fair values for our PSUs, which are partly market-based awards because of the TSR multiplier, are based on a Monte Carlo valuation if the PSU TSR measurement period has not ended (i.e., for the 2022 PSUs and 2023 PSUs). Both models are consistent with the grant-date valuation models used for valuations under FASB ASC 718. Below is a description of the assumptions made for the valuations of the SARs and 2022 and 2023 PSUs.

Valuations performed for 2023
PSUs
Range of Weighted Financial Metric Multipliers	90 – 100%
TSR Realized Performance (percentile)	45th – 51st
Historical Volatility	19% – 23%
Risk-Free Interest Rate	4.13% – 4.67%
Valuations performed for 2023
SARs
Expected Term (years)	2.3 – 5.2
Exercise Price	$51.81 – $85.23
Blended Volatility	26% – 30%
Dividend Yield	1.4% – 1.6%
Risk-Free Interest Rate	3.6% – 4.7%
Expected term estimates for measurements in the current fiscal year were calculated by taking the difference between (i) the expected term as of the grant date of the SARs and (ii) the time since grant. This difference was then divided by the stock-to-exercise price ratio as of the applicable measurement date, therefore, shortening the term for the SARs since all the SARs are in-the-money at the applicable measurement date. The Blended Volatility is calculated as an average of the peer and historical volatility on the measurement date. Historical Volatility is calculated from daily Otis stock prices, term matched for the expected term (consistent with the approach used for the grant-date valuation of options). Peer volatility is calculated based on the average of the volatility of the peer group within the industry. Dividend Yield is calculated as the quarterly dividend amount divided by the three-month average stock price on the valuation date, annualized and continuously compounded. Risk-free interest rate is the continuously compounded, term-matching, zero-coupon rate from applicable measurement date.
Estimated fair values of the unvested PSU awards which vest based upon financial performance metrics and a relative TSR modifier, were valued using a Monte Carlo simulation as of December 31, 2023:
Award	TSR Modifier Fair Value (per target shares)(a)	TSR Modifier Fair Value Factor (as % of valuation date stock price)
2023 PSU	$91.00	101.71%
2022 PSU	$89.15	99.64%
As the TSR performance period for the 2021 PSUs was completed as of December 31, 2023, no TSR modifier was calculated for the relevant 2023 valuations. To calculate total PSU fair value as of each measurement date for each NEO, the TSR modifier fair value shown in the table above was multiplied by (i) the corresponding expected payout from the performance goals described on pages 54-57 and (ii) the number of target performance units unvested and outstanding plus dividend equivalent units accrued at the time.
(a)	Target shares are defined as a payout of 100%, such that the maximum payout is 120% given the TSR multiplier.

Company Selected Measure Name	adjusted earnings per share
Named Executive Officers, Footnote
(1)	The PEO for each year shown in this table is Ms. Marks.
(3)	The names of the non-PEO NEOs in each fiscal year are listed in the table below.
2023	2022	2021	2020
A. Maheshwari	A. Maheshwari	R. Ghai	R. Ghai
P. Zheng	R. Ghai	P. Zheng	P. Zheng
T. Embree	P. Zheng	N. LaFreniere	N. LaFreniere
E. Miñarro Viseras	N. LaFreniere	S. de Montlivault	S. de Montlivault
	S. de Montlivault		M. Eubanks

Peer Group Issuers, Footnote
(4)
Otis became an independent publicly traded company on April 3, 2020. The TSR calculations for Otis and the Peer Group are based on a fixed $100 investment from April 3, 2020, through the end of 2023, assuming reinvestment of dividends until the last day of each reporting fiscal year. The Peer Group, for purpose of this table, is the S&P 500 Industrials Sector Index.

PEO Total Compensation Amount	$ 15,924,194	$ 14,477,875	$ 13,770,306	$ 11,987,312
PEO Actually Paid Compensation Amount	$ 21,050,577	15,281,897	26,766,637	17,995,581
Adjustment To PEO Compensation, Footnote
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. In 2023, Otis hired Ms. Embree and Mr. Miñarro Viseras. They contributed to the higher “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2023 due to their sign-on awards. In contrast, in 2022, our former CFO left employment and forfeited certain equity awards granted to him. His departure contributed to the lower “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2022.The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Summary Compensation Table Total for PEO	2023
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-11,672,600
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	12,222,301
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	2,971,889
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	1,072,146
Increase based on dividends or other earnings paid during year prior to vesting date of award	532,647
Total Adjustments	5,126,383

Non-PEO NEO Average Total Compensation Amount	$ 5,576,098	3,457,622	3,956,450	4,508,897
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,457,863	2,196,543	7,555,268	5,098,198
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. In 2023, Otis hired Ms. Embree and Mr. Miñarro Viseras. They contributed to the higher “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2023 due to their sign-on awards. In contrast, in 2022, our former CFO left employment and forfeited certain equity awards granted to him. His departure contributed to the lower “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2022.The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Average Summary Compensation Table Total for Non-PEO NEOs	2023
Average deduction for change in actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table(7)	-890
Average increase for service cost of pension plans(7)	2,250
Average deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-3,881,172
Average increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	4,400,944
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	192,372
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	105,847
Average deduction of fair value of awards granted prior to year that were forfeited during year(8)	–
Average increase based on dividends or other earnings paid during year prior to vesting date of award	62,414
Total Adjustments	881,765

Equity Valuation Assumption Difference, Footnote
(8)
For awards granted prior to 2020, we measure the increase or decrease in fair value from April 3, 2020, the date we became an independent publicly traded company. A binomial lattice model was used to estimate the fair value of the SARs. Fair values for our PSUs, which are partly market-based awards because of the TSR multiplier, are based on a Monte Carlo valuation if the PSU TSR measurement period has not ended (i.e., for the 2022 PSUs and 2023 PSUs). Both models are consistent with the grant-date valuation models used for valuations under FASB ASC 718. Below is a description of the assumptions made for the valuations of the SARs and 2022 and 2023 PSUs.

Valuations performed for 2023
PSUs
Range of Weighted Financial Metric Multipliers	90 – 100%
TSR Realized Performance (percentile)	45th – 51st
Historical Volatility	19% – 23%
Risk-Free Interest Rate	4.13% – 4.67%
Valuations performed for 2023
SARs
Expected Term (years)	2.3 – 5.2
Exercise Price	$51.81 – $85.23
Blended Volatility	26% – 30%
Dividend Yield	1.4% – 1.6%
Risk-Free Interest Rate	3.6% – 4.7%
Expected term estimates for measurements in the current fiscal year were calculated by taking the difference between (i) the expected term as of the grant date of the SARs and (ii) the time since grant. This difference was then divided by the stock-to-exercise price ratio as of the applicable measurement date, therefore, shortening the term for the SARs since all the SARs are in-the-money at the applicable measurement date. The Blended Volatility is calculated as an average of the peer and historical volatility on the measurement date. Historical Volatility is calculated from daily Otis stock prices, term matched for the expected term (consistent with the approach used for the grant-date valuation of options). Peer volatility is calculated based on the average of the volatility of the peer group within the industry. Dividend Yield is calculated as the quarterly dividend amount divided by the three-month average stock price on the valuation date, annualized and continuously compounded. Risk-free interest rate is the continuously compounded, term-matching, zero-coupon rate from applicable measurement date.
Estimated fair values of the unvested PSU awards which vest based upon financial performance metrics and a relative TSR modifier, were valued using a Monte Carlo simulation as of December 31, 2023:
Award	TSR Modifier Fair Value (per target shares)(a)	TSR Modifier Fair Value Factor (as % of valuation date stock price)
2023 PSU	$91.00	101.71%
2022 PSU	$89.15	99.64%
As the TSR performance period for the 2021 PSUs was completed as of December 31, 2023, no TSR modifier was calculated for the relevant 2023 valuations. To calculate total PSU fair value as of each measurement date for each NEO, the TSR modifier fair value shown in the table above was multiplied by (i) the corresponding expected payout from the performance goals described on pages 54-57 and (ii) the number of target performance units unvested and outstanding plus dividend equivalent units accrued at the time.
(a)	Target shares are defined as a payout of 100%, such that the maximum payout is 120% given the TSR multiplier.

Compensation Actually Paid vs. Total Shareholder Return	Pay versus performance relationships The graphs below illustrate the relationship between Compensation Actually Paid and
•	Cumulative TSR for Otis and the Peer Group

Compensation Actually Paid vs. Net Income	Pay versus performance relationships The graphs below illustrate the relationship between Compensation Actually Paid and
•	Otis’ net income

Compensation Actually Paid vs. Company Selected Measure	Pay versus performance relationships The graphs below illustrate the relationship between Compensation Actually Paid and
•	Otis’ adjusted EPS

Total Shareholder Return Vs Peer Group	Pay versus performance relationships The graphs below illustrate the relationship between Compensation Actually Paid and
•	Cumulative TSR for Otis and the Peer Group

Tabular List, Table
Most important financial performance measures
In our assessment, the most important financial performance measures used to link Compensation Actually Paid to our NEOs in 2023 to our performance are those used in our 2023 STI and LTI programs:
• Adjusted EPS(1) • Adjusted net income(1) • Free cash flow(1)	• Organic sales growth(1) • New Equipment orders growth(1) • Relative TSR
For more information on these measures, see the “STI compensation” section on pages 50-53 and “LTI compensation” section on pages 54-58.
(1)
Refer to Appendix A on pages 98-101 and Appendix B on page 102 for information on what is included in these definitions. Appendix A also provides a reconciliation of the non-GAAP financial measures to the corresponding GAAP financial measures. The definitions of non-GAAP measures in Appendix A may differ from the definitions of measures used for the STI program in Appendix B.

Total Shareholder Return Amount	$ 199	172	188	144
Peer Group Total Shareholder Return Amount	216	183	193	160
Net Income (Loss)	$ 1,406,000,000	$ 1,253,000,000	$ 1,246,000,000	$ 906,000,000
Company Selected Measure Amount | $ / shares	3.54	3.17	3.01	2.52
PEO Name	Ms. Marks	Ms. Marks	Ms. Marks	Ms. Marks
Percentage of Each NEO’s LTI Opportunity Granted as PSUs	50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Financial Metric Multipliers, Minimum for Performance Share Units	90.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Financial Metric Multipliers, Maximum for Performance Share Units	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Total Shareholder Return Realized Performance (Percentile), Minimum for Performance Share Units	45
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Total Shareholder Return Realized Performance (Percentile), Maximum for Performance Share Units	51
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Historical Volatility Rate, Minimum for Performance Share Units	19.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Historical Volatility Rate, Maximum for Performance Share Units	23.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum for Performance Share Units	4.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum for Performance Share Units	4.67%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum for Stock Appreciation Rights	2 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum for Stock Appreciation Rights	5 years 2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price, Minimum for Stock Appreciation Rights | $ / shares	$ 51.81
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price, Maximum for Stock Appreciation Rights | $ / shares	$ 85.23
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Blended Volatility Rate, Minimum for Stock Appreciation Rights	26.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Blended Volatility Rate, Maximum for Stock Appreciation Rights	30.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Dividend Yield, Minimum for Stock Appreciation Rights	1.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Dividend Yield, Maximum for Stock Appreciation Rights	1.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum for Stock Appreciation Rights	3.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum for Stock Appreciation Rights	4.70%
Target Shares Payout Percentage	100.00%
Target Shares Maximum Payout Percentage	120.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(6)
The Compensation Committee has made the assessment that adjusted earnings per share (“adjusted EPS”), which is calculated on a diluted basis, represents the most important financial measure used by Otis to link Compensation Actually Paid to our PEO and non-PEO NEOs for 2023 to our performance. Adjusted EPS is the performance measure that has the greatest weighting under our PSUs. We grant 50% of each NEO’s LTI opportunity as PSUs. See Appendix A on pages 98-101 for information on how adjusted EPS is calculated from our audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	Organic sales growth
Measure:: 5
Pay vs Performance Disclosure
Name	New Equipment orders growth
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Two Thousand Twenty Three Performance Share Units [Member]
Pay vs Performance Disclosure
Total Shareholder Returns Modifier Fair Value (Per Target Shares) | $ / shares	$ 91
Total Shareholder Return Modifier Fair Value Factor (as Percentage of Valuation Date Stock Price)	101.71%
Two Thousand Twenty Two Performance Share Units [Member]
Pay vs Performance Disclosure
Total Shareholder Returns Modifier Fair Value (Per Target Shares) | $ / shares	$ 89.15
Total Shareholder Return Modifier Fair Value Factor (as Percentage of Valuation Date Stock Price)	99.64%
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,126,383
PEO | Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,672,600)
PEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year-End, Determined as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,222,301
PEO | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,971,889
PEO | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,072,146
PEO | Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	532,647
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	881,765
Non-PEO NEO | Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,881,172)
Non-PEO NEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year-End, Determined as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,400,944
Non-PEO NEO | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,372
Non-PEO NEO | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,847
Non-PEO NEO | Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,414
Non-PEO NEO | Change in Actuarial Present Values Reported Under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(890)
Non-PEO NEO | Service Cost of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,250
Non-PEO NEO | Fair Value of Awards Granted Prior to Year that were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0